Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
Schedule of group’s revenues disaggregated by revenue
	Year ended on December 31,
	2021	2020	2019
	USD in thousands

Miniature camera and related equipment (from ScoutCam)	24	491	188
Development services (from ScoutCam)	-	-	85
Revenues from commissions (from Eventer)	1,185	40	-
Products (from Jeffs’ Brands)	6,509	-	-
MUSE and related equipment (from Medigus). See note 16c(*) below.	2,400	-	-
	10,118	531	273

Schedule of contract fulfillment assets
December 31,
2021
USD in thousands
Balance at beginning of year	1,130
Increase in the period relating to ScoutCam	240
De recognition upon deconsolidation of ScoutCam (Note 3)	(1,370)
Balance at end of year	-

Schedule of company’s contract liabilities
	December 31, 2021	December 31, 2020
	USD in thousands
Balance at beginning of year	2,649	2,302
Deferred revenue relating to new sales	1,370	735
De recognition upon deconsolidation of ScoutCam (Note 3)	(1,511)	-
Revenue recognition during the period	(2,400)	(389)
Balance at end of year	108	2,649

Schedule of composition of contract liabilities
	December 31, 2021	December 31, 2020
	USD in thousands

Current contract liabilities	108	849
Non-current contract liabilities (*)	-	1,800
	108	2,649

Schedule of liability to event producers
	December 31, 2021	December 31, 2020
	USD in thousands
Liability to event producers	1,556	539